Property, Plant and Equipment	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Property, Plant and Equipment
18.	Property, Plant and Equipment

	For the year ended December 31, 2018
	Balance, Beginning of Year	Additions	Disposal or write off	Reclassification, effect of change in exchange rate and others	Balance, End of Year
	(in thousands)
Cost:
Land	$9,008,659	-	(161,728)	12,392	8,859,323
Buildings	124,010,869	53,706	(5,271,527)	2,426,312	121,219,360
Machinery and equipment	800,164,310	2,145,769	(13,164,282)	46,787,823	835,933,620
Other equipment	29,359,148	5,077,326	(1,775,217)	2,467,867	35,129,124
	962,542,986	7,276,801	(20,372,754)	51,694,394	1,001,141,427
Accumulated depreciation and impairment loss:
Buildings	33,825,375	3,097,807	(1,754,678)	862,822	36,031,326
Machinery and equipment	707,334,411	25,620,993	(12,828,449)	1,706,393	721,833,348
Other equipment	23,717,580	5,367,124	(1,775,840)	782,123	28,090,987
	764,877,366	34,085,924	(16,358,967)	3,351,338	785,955,661
Prepayments for purchase of land and equipment, and construction in progress	27,267,469	26,228,260	-	(47,095,020)	6,400,709
Net carrying amounts	$224,933,089				221,586,475

	For the year ended December 31, 2019
	Balance, Beginning of Year	Adjustments on initial application of new standards	Additions	Disposal or write off	Reclassification, effect of change in exchange rate and others	Balance, End of Year
	(in thousands)
Cost:
Land	$8,859,323	-	-	-	(675)	8,858,648
Buildings	121,219,360	-	325,184	(9,075)	(1,838,220)	119,697,249
Machinery and equipment	835,933,620	-	1,320,958	(9,123,165)	13,450,424	841,581,837
Other equipment	35,129,124	(2,620)	4,910,462	(5,764,497)	1,561,968	35,834,437
	1,001,141,427	(2,620)	6,556,604	(14,896,737)	13,173,497	1,005,972,171
Accumulated depreciation and impairment loss:
Buildings	36,031,326	-	4,195,265	(9,021)	(1,046,822)	39,170,748
Machinery and equipment	721,833,348	-	27,348,497	(9,080,856)	(2,808,161)	737,292,828
Other equipment	28,090,987	(855)	5,575,376	(5,747,362)	(271,736)	27,646,410
	785,955,661	(855)	37,119,138	(14,837,239)	(4,126,719)	804,109,986
Prepayments for purchase of land and equipment, and construction in progress	6,400,709	-	18,469,787	(4,837)	(19,993,301)	4,872,358
Net carrying amounts	$221,586,475					206,734,543

As of December 31, 2018 and 2019, a non-irrigated farmland located in LongTan plant amounted to $23,671 thousand was registered in the name of a farmer due to regulations. An agreement of pledge had been signed between the Company and the farmer clarifying the rights and obligations of each party.

In order to enhance the utilization of the Company’s assets and to increase its working capital, AUSK disposed its land, plant buildings and related appendages to third party in December 2018 with consideration (net of costs of disposal) amounting to $3,029,191 thousand. The gain on disposal was amounting to $1,080,720 thousand.

In 2017 and 2019, the Company wrote down certain machineries and equipment with extremely low utilization resulting from the decline in the application for certain products associated with its display segment and recognized an impairment loss of $895,954 thousand and $52,829 thousand, respectively.

In 2017, 2018 and 2019, the Company wrote down certain long-term assets with extremely low capacity utilization associated with its energy segment and recognized impairment losses of $120,714 thousand, $399,363 thousand and $14,949 thousand, respectively.

In 2019, ACTW has experienced significant fluctuations in its industry with oversupply capacity worldwide resulting in lower capacity utilization; therefore, the management performed impairment assessment of ACTW and its subsidiaries, as a CGU, over its long-term assets with recoverable amount determined based on the value in use. Based on the assessment performed as of December 31, 2019, the carrying amount of the CGU was determined to be higher than its estimated recoverable amount; consequently, an impairment loss of $2,232,739 thousand was recognized.

Impairment losses as mentioned above were recognized as other gains and losses in the consolidated statements of comprehensive income.

The estimated recoverable amount of 2019 was calculated by pre-tax discount rate of 10.63%.

The following table summarized the Company’s capitalized borrowing costs and the interest rate range applied for the capitalization:

	For the years ended December 31,
	2017	2018	2019
	(in thousands)
Capitalized borrowing costs	$624,235	421,618	141,966
Interest rate range	1.09%~ 5.24%	1.04%~ 5.59%	1.07%~ 5.71%

Certain property, plant and equipment were pledged as collateral, see note 44.